Lease Commitments	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Commitments

8.	LEASE COMMITMENTS
The following table presents information associated with our obligations under leases for the year ended December 31, 2021.

	2021	2020
Weighted-average remaining term (years)	12.9	6.1
Weighted-average discount rate	4.9%	2.4%
Total lease expense recorded during the year ended December 31, 2021 and 2020 was $206 and $65, respectively. The Company leases its administration and operating facility and six offices under lease agreements with various expirations through February 2039.
Certain of the Company’s leases contain options to renew the lease after the initial term. Management considers the Company’s historical pattern of exercising renewal options on leases and the positive performance of the leased locations, when determining whether it is reasonably certain that the leases will be renewed. If management concludes that there is reasonable certainty about the renewal option, it is included in the calculation of the remaining term of each applicable lease.
The following table presents the undiscounted cash flows due related to operating leases as of December 31, 2021:

(In Thousands)	Amount
2022	$403
2023	409
2024	426
2025	434
2026 and thereafter	4,424

Total Undiscounted Cash Flows	$6,096
Discount on Cash Flows	(1,416)

Total lease liabilities	$4,680